Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 200	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase/(decrease)	$ 99,773,563
Less: Amounts allocated to withdrawing participants at December 31, 2025 (not yet paid)	(537,569)
Add: amounts allocated to withdrawing participants at December 31, 2024	417,535
Net increase in net assets available for benefits per the Form 5500	$ 99,653,529